INCOME TAXES (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
INCOME TAXES
Net increase in unrecognized tax benefits with a corresponding income tax expense										$ 4
INCOME TAXES
Income tax expense										212	121
Change in valuation allowance												(19)	(22)	230
Restructuring, impairment and plant closing costs	47	(4)	155	9	7	5	4	17	3	52	171	167	29	88
Discrete benefit from de-recognition of net deferred tax liability										3
Polyurethanes and Textile Effects
INCOME TAXES
Tax benefit of restructuring, impairment and plant closing										12
Restructuring, impairment and plant closing costs										50
Textile Effects and Advanced Materials
INCOME TAXES
Tax benefit of restructuring, impairment and plant closing											2
Restructuring, impairment and plant closing costs											160
Guatemala, Indonesia, and China
INCOME TAXES
Change in valuation allowance										1
Luxembourg
INCOME TAXES
Change in valuation allowance										$ 12	$ 8